RELATED PARTY TRANSACTIONS, Founder Shares (Q3) (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 14, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jul. 13, 2020 shares
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor | $		$ 25,000	$ 25,000	$ 0
Stock conversion basis at time of business combination			1	1
Class A Common Stock [Member]
Founder Shares [Abstract]
Number of trading days			30 days	20 days
Trading day threshold period			20 days	30 days
Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares			$ 18.00	$ 18.00
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination			1	1
Holding period for transfer, assignment or sale of Founder Shares				1 year
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold period after initial Business Combination			150 days	150 days
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)	3,306,250
Proceeds from issuance of Class B common stock to Sponsor | $	$ 25,000
Ownership interest, as converted percentage			20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)			431,250	431,250
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)					431,250